Financial risk management objectives and policies - Schedule of Sensitivity Analysis for Interest Rate Risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CAD ($)	Apr. 02, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Jun. 29, 2023	Oct. 30, 2020 USD ($)
Interest rate risk
Disclosure of credit risk exposure [line items]
Reasonably possible increase in average interest rate	1.00%
Floating interest rate [member] | Interest rate swap contract
Disclosure of credit risk exposure [line items]
Average rate of hedging instrument			1.76%	1.97%
Japan Facility
Disclosure of credit risk exposure [line items]
Borrowings, interest rate	0.45%
Japan Facility | Interest rate risk
Disclosure of credit risk exposure [line items]
Borrowings, interest rate	0.45%
Increase in interest expense from change in average interest rate	$ 0.1	$ 0.3
Term Loan
Disclosure of credit risk exposure [line items]
Borrowings, interest rate	8.94%
Term Loan | Interest rate risk
Disclosure of credit risk exposure [line items]
Borrowings, interest rate	8.94%
Increase in interest expense from change in average interest rate	$ 3.9	$ 3.9
Term Loan | Interest rate risk | Interest rate swap contract
Disclosure of credit risk exposure [line items]
Hedging instrument, term					5 years
Notional amount of derivative			$ 300.0		$ 270.0